Other comprehensive income (loss) (Tables)	12 Months Ended
Dec. 31, 2021
Other comprehensive income (loss)
Schedule of components of other comprehensive income (loss)

Other comprehensive income (loss)
in € THOUS
	2021			2020			2019

	Pretax	Tax effect	Net	Pretax	Tax effect	Net	Pretax	Tax effect	Net
Components that will not be reclassified to profit or loss:
Equity method investees - share of OCI	(25,334)	—	(25,334)	58,166	—	58,166	—	—	—
FVOCI equity investments	37,660	(8,492)	29,168	19,439	(2,326)	17,113	—	—	—
Actuarial gain (loss) on defined benefit pension plans	(15,781)	4,407	(11,374)	4,176	(1,191)	2,985	(99,613)	30,245	(69,368)

Components that may be reclassified subsequently to profit or loss:
Foreign currency translation adjustment	1,034,239	—	1,034,239	(1,359,397)	—	(1,359,397)	263,835	—	263,835
FVOCI debt securities	(9,892)	1,482	(8,410)	29,096	(5,048)	24,048	—	—	—
Other comprehensive income (loss) relating to cash flow hedges:
Changes in fair value of cash flow hedging reserve during the period	(3,585)	1,013	(2,572)	6,123	(1,839)	4,284	(15,996)	3,892	(12,104)
Cost of hedging	126	(7)	119	(2,062)	608	(1,454)	(1,473)	460	(1,013)
Reclassification adjustments	2,277	(599)	1,678	(1,282)	482	(800)	5,836	(1,678)	4,158
Total other comprehensive income (loss) relating to cash flow hedges	(1,182)	407	(775)	2,779	(749)	2,030	(11,633)	2,674	(8,959)
Other comprehensive income (loss)	1,019,710	(2,196)	1,017,514	(1,245,741)	(9,314)	(1,255,055)	152,589	32,919	185,508